Financial Income, Net (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income:
Interest on bank deposits and other	$ 6,586	$ 2,129	$ 2,238
Exchange rate differences, net	2,426
Realized gain on sale of marketable securities, net		32	503
Interest on marketable securities	6,465	3,243	2,870
Total financial income	15,477	5,404	5,611
Financial expenses:
Bank charges	(265)	(286)	(357)
Exchange rate differences, net		(1,240)	(1,361)
Realized loss on sale of marketable securities, net	(10)
Amortization of premium and accretion of discount on marketable securities, net	(1,820)	(1,279)	(395)
Total financial expenses	(2,095)	(2,805)	(2,113)
Total financial income, net:	$ 13,382	$ 2,599	$ 3,498